Annual Total Returns - Fidelity Small Cap Growth K6 Fund [BarChart] - 07.31 Fidelity Small Cap Growth K6 Fund PRO-07 - Fidelity Small Cap Growth K6 Fund	Sep. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Small Cap Growth K6 Fund
Bar Chart Table:
Annual Return 2018	(4.61%)
Annual Return 2019	36.25%
Annual Return 2020	37.45%
Annual Return 2021	10.66%